Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Sparrow Funds
Entity Central Index Key	0001066241
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS A
Trading Symbol	SGFFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Sparrow Growth Fund – Class A - SGFFX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301
Additional Information Email	www.sparrowcapital.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – Class A	$198	1.78%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Sparrow Growth Fund – Class A enjoyed positive returns for the year ended August 31, 2025, buoyed in part by favorable stock market conditions. These market conditions were supported by increased capital spending on Artificial Intelligence, including data centers and internet websites and software giants Microsoft and Google. The Fund increased +22.06% while the S&P 500 Index increased +15.88%.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix, each of which had a strong, positive impact on Fund performance.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners. Our selection process includes companies with above average sales and earnings per share growth.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
Sparrow Growth Fund – Class A (with load)	15.04%	7.28%	13.69%
Sparrow Growth Fund – Class A (without load)	22.06%	8.56%	14.37%
S&P 500 Index	15.88%	14.75%	14.60%

Net Assets	$ 73,817,517
Holdings Count | Holdings	116
Advisory Fees Paid, Amount	$ 642,491
Investment Company, Portfolio Turnover	2.25%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$73,817,517	116	2.25%	$642,491

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	NVIDIA Corp.	6.52%
2.	Netflix, Inc.	5.81%
3.	Alphabet, Inc. Class A	5.67%
4.	Meta Platforms, Inc. Class A	5.52%
5.	Microsoft Corp.	5.19%
6.	Walmart, Inc.	4.82%
7.	Amazon.com, Inc.	4.80%
8.	American Express Co.	4.58%
9.	Visa, Inc. Class A	4.55%
10.	Mastercard, Inc. Class A	4.48%
	Total % of Net Assets	51.94%

Updated Prospectus Phone Number	888-727-3301.
Updated Prospectus Email Address	www.sparrowcapital.com
Class C
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS C
Trading Symbol	SGFCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Sparrow Growth Fund – Class C - SGFCX (the “Fund”) for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301.
Additional Information Email	www.sparrowcapital.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – Class C	$252	2.28%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Sparrow Growth Fund – Class C enjoyed positive returns for the year ended August 31, 2025, buoyed in part by favorable stock market conditions. These market conditions were supported by increased capital spending on Artificial Intelligence, including data centers and internet websites and software giants Microsoft and Google. The Fund increased +21.46% while the S&P 500 Index increased +15.88%.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix, each of which had a strong, positive impact on Fund performance.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners. Our selection process includes companies with above average sales and earnings per share growth.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years
Sparrow Growth Fund – Class C	21.46%	8.02%	13.78%
S&P 500 Index	15.88%	14.75%	14.60%

Net Assets	$ 73,817,517
Holdings Count | Holdings	116
Advisory Fees Paid, Amount	$ 642,491
Investment Company, Portfolio Turnover	2.25%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$73,817,517	116	2.25%	$642,491

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	NVIDIA Corp.	6.52%
2.	Netflix, Inc.	5.81%
3.	Alphabet, Inc. Class A	5.67%
4.	Meta Platforms, Inc. Class A	5.52%
5.	Microsoft Corp.	5.19%
6.	Walmart, Inc.	4.82%
7.	Amazon.com, Inc.	4.80%
8.	American Express Co.	4.58%
9.	Visa, Inc. Class A	4.55%
10.	Mastercard, Inc. Class A	4.48%
	Total % of Net Assets	51.94%

Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Email Address	www.sparrowcapital.com
No Load
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	NO-LOAD CLASS
Trading Symbol	SGNFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Sparrow Growth Fund – No-Load Class - SGNFX (the “Fund”) for the period September 1, 2024 to August 31, 2025.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301
Additional Information Email	www.sparrowcapital.com.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Sparrow Growth Fund – No-Load Class	$143	1.28%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Sparrow Growth Fund – No-Load Class enjoyed positive returns for the year ended August 31, 2025, buoyed in part by favorable stock market conditions. These market conditions were supported by increased capital spending on Artificial Intelligence, including data centers and internet websites and software giants Microsoft and Google. The Fund increased +22.70% while the S&P 500 Index increased +15.88%.

Strategy

Our strategy of buying and holding profitable companies with growth potential included Nvidia, Google and Netflix, each of which had a strong, positive impact on Fund performance.

Techniques

Our security selection may lead to lower relative turnover and lower realized capital gains taxes because we tend to be long-term business owners. Our selection process includes companies with above average sales and earnings per share growth.

Thank you for your confidence.

Gerry Sparrow

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Years
Sparrow Growth Fund – No-Load Class	22.70%	9.10%	14.81%
S&P 500 Index	15.88%	14.75%	14.60%

Net Assets	$ 73,817,517
Holdings Count | Holdings	116
Advisory Fees Paid, Amount	$ 642,491
Investment Company, Portfolio Turnover	2.25%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$73,817,517	116	2.25%	$642,491

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

(% OF NET ASSETS)

1.	NVIDIA Corp.	6.52%
2.	Netflix, Inc.	5.81%
3.	Alphabet, Inc. Class A	5.67%
4.	Meta Platforms, Inc. Class A	5.52%
5.	Microsoft Corp.	5.19%
6.	Walmart, Inc.	4.82%
7.	Amazon.com, Inc.	4.80%
8.	American Express Co.	4.58%
9.	Visa, Inc. Class A	4.55%
10.	Mastercard, Inc. Class A	4.48%
	Total % of Net Assets	51.94%

Updated Prospectus Email Address	www.sparrowcapital.com